Produced Content, Net	12 Months Ended
Dec. 31, 2019
Film Costs [Abstract]
PRODUCED CONTENT, NET
10.	PRODUCED CONTENT, NET

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Released, less amortization	553,459	891,574	128,067
In production	2,870,495	3,074,946	441,688
In development	312,109	388,701	55,833
	3,736,063	4,355,221	625,588

Amortization expense was RMB774,530, RMB2,265,543 and RMB2,977,181 (US$427,645) for the years ended December 31, 2017, 2018 and 2019, respectively.

The Group anticipates that 100% of the above “released” produced content as of December 12, 2019 will be amortized within the next three years.